Earnings Per Share (Tables)	6 Months Ended
Jun. 30, 2025
Earnings Per Share [Abstract]
Schedule of Computation of Basic Net Loss Per Share	The following table sets forth the computation of basic net loss per share for the following periods:
	Six Months End June 30,
	2024	2025
	RMB	RMB	USD

Basic and diluted earnings per share calculation
Numerator:
Net profit attribute to Youlife Group Inc.	992	37,716	5,265
Denominator:
Basic Weighted average number of shares outstanding[1]	45,292,909	45,292,909	45,292,909
Basic net earnings per share	0.02	0.83	0.12
Diluted Weighted average number of shares outstanding[1]	70,000,000	70,000,000	70,000,000
Diluted net earnings per share	0.01	0.54	0.08

[1]	Shares outstanding for all periods reflect the adjustment for Recapitalization.